Insurance Liabilities - Liability for Unpaid Claims (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Change in unpaid claims
Balance at beginning of period, unpaid claims	$ 2,659.4	$ 2,534.9	$ 2,365.5
Balance at beginning of period, reinsurance recoverables for unpaid claims	442.1	436.9	403.8
Net balance at beginning of period, unpaid claims	2,217.3	2,098.0	1,961.7
Incurred:
Incurred: Current year	1,664.2	1,572.5	1,376.8
Incurred: Prior years	32.1	7.2	26.6
Total incurred	1,696.3	1,579.7	1,403.4
Payments:
Payments: Current year	1,093.2	1,025.0	863.8
Payments: Prior years	465.4	435.4	403.3
Total payments	1,558.6	1,460.4	1,267.1
Net balance at end of period, unpaid claims	2,355.0	2,217.3	2,098.0
Balance at end of period, reinsurance recoverables for unpaid claims	478.1	442.1	436.9
Balance at end of period, unpaid claims	2,833.1	2,659.4	2,534.9
Amount not included in the rollforward above:
Claim adjustment expense liabilities	$ 59.7	$ 59.5	$ 57.8